Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Property and Equipment, Net [Line Items]
Less: accumulated depreciation	$ (196,581)	$ (379,879)
Property, plant and equipment gross	3,222,252	3,890,947
Land and buildings [Member]
Schedule of Property and Equipment, Net [Line Items]
Property, plant and equipment net	3,348,814	4,105,956
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property, plant and equipment net	18,287	79,082
Vehicle [Member]
Schedule of Property and Equipment, Net [Line Items]
Property, plant and equipment net		32,535
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Property, plant and equipment net	$ 51,732	$ 53,253